Intangible assets (Details)	12 Months Ended
Aug. 31, 2021 CAD ($)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the end	$ (1,225,722)
Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the end	(979,489)
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the end	(66,466)
Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the end	(89,223)
Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the end	(72,700)
Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the end	(17,844)
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Business acquisition [note 5]	184,000
Transfer from Right-of-use assets [note 9]	5,981
Additions	1,102,662
Currency translation	7,847
Balance at the end	(1,300,490)
Cost | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions	1,035,070
Balance at the end	(1,035,070)
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Transfer from Right-of-use assets [note 9]	5,981
Additions	67,592
Balance at the end	(73,573)
Cost | Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Business acquisition [note 5]	90,000
Currency translation	3,856
Balance at the end	(93,856)
Cost | Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Business acquisition [note 5]	76,000
Currency translation	3,220
Balance at the end	(79,220)
Cost | Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Business acquisition [note 5]	18,000
Currency translation	771
Balance at the end	(18,771)
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Depreciation	74,768
Balance at the end	74,768
Accumulated depreciation | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Depreciation	55,581
Balance at the end	55,581
Accumulated depreciation | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Depreciation	7,107
Balance at the end	7,107
Accumulated depreciation | Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Depreciation	4,633
Balance at the end	4,633
Accumulated depreciation | Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Depreciation	6,520
Balance at the end	6,520
Accumulated depreciation | Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Depreciation	927
Balance at the end	$ 927